Goodwill and Other Intangible Assets - Schedule of Movements in Other Intangible Assets (Details) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	€ 16,572
Other intangible assets, Ending balance	17,021
Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	71,381
Changes in scope of consolidation (a)	1,549
Acquisitions and other increases	218
Disposals and other decreases	(135)
Currency translation differences	(157)
Transfers	(2)
Other intangible assets, Ending balance	72,854
Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	(54,809)
Amortization expense	(957)
Impairment losses, net of reversals	(323)
Disposals and other decreases	135
Currency translation differences	118
Transfers	3
Other intangible assets, Ending balance	(55,833)
Acquired R&D
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	2,334
Other intangible assets, Ending balance	3,485
Acquired R&D | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	5,730
Changes in scope of consolidation (a)	1,417
Acquisitions and other increases	115
Disposals and other decreases	(17)
Currency translation differences	(28)
Transfers	(52)
Other intangible assets, Ending balance	7,165
Acquired R&D | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	(3,396)
Amortization expense	0
Impairment losses, net of reversals	(321)
Disposals and other decreases	17
Currency translation differences	2
Transfers	18
Other intangible assets, Ending balance	(3,680)
Products, trademarks and other rights
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	13,639
Other intangible assets, Ending balance	12,937
Products, trademarks and other rights | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	63,953
Changes in scope of consolidation (a)	132
Acquisitions and other increases	38
Disposals and other decreases	(106)
Currency translation differences	(118)
Transfers	52
Other intangible assets, Ending balance	63,951
Products, trademarks and other rights | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	(50,314)
Amortization expense	(895)
Impairment losses, net of reversals	(2)
Disposals and other decreases	105
Currency translation differences	107
Transfers	(15)
Other intangible assets, Ending balance	(51,014)
Software
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	599
Other intangible assets, Ending balance	599
Software | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	1,698
Changes in scope of consolidation (a)	0
Acquisitions and other increases	65
Disposals and other decreases	(12)
Currency translation differences	(11)
Transfers	(2)
Other intangible assets, Ending balance	1,738
Software | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	(1,099)
Amortization expense	(62)
Impairment losses, net of reversals	0
Disposals and other decreases	13
Currency translation differences	9
Transfers	0
Other intangible assets, Ending balance	€ (1,139)